Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contractual obligations
Contractual commitments	$ 1,522	$ 1,558
Less than one year
Contractual obligations
Contractual commitments	706	598
1-2 years
Contractual obligations
Contractual commitments	322	56
2-5 years
Contractual obligations
Contractual commitments	494	904
Purchase obligations
Contractual obligations
Contractual commitments	1,522	1,558
Purchase obligations | Less than one year
Contractual obligations
Contractual commitments	706	598
Purchase obligations | 1-2 years
Contractual obligations
Contractual commitments	322	56
Purchase obligations | 2-5 years
Contractual obligations
Contractual commitments	494	904
Purchase obligations | CRO's
Contractual obligations
Contractual commitments	$ 500	$ 800